Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate-expense	35.00%	35.00%	35.00%
State income taxes	0.70%	1.20%	1.50%
Tax Legislation adjustment	(65.10%)
Other	(0.30%)	(0.90%)	(0.70%)
Effective income tax rate-(benefit) expense	(29.70%)	35.30%	35.80%